Government Bonds, And Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - Mexican Bonds - Mexican Government - MXN ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Balance as of the beginning of the year	$ 35,875,353	$ 64,132,418
Government Bonds collected	(3,586,058)	(3,579,085)
Accrued interests	620,211	1,407,533
Interests received from bonds	(980,870)	(1,928,811)
Amortized cost	348,609	469,059
Reversal of impairment of bonds	1,690	0
Balance at the end of the period	$ 32,278,935	$ 60,501,114